JPMorgan BetaBuilders International Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 7.4%
Ampol Ltd.	62,409	1,367,067
ANZ Group Holdings Ltd.	783,024	14,897,066
APA Group	335,938	1,741,220
Aristocrat Leisure Ltd.	165,230	5,884,519
ASX Ltd.	50,695	2,159,921
Atlas Arteria Ltd.	285,968	982,183
Aurizon Holdings Ltd.	481,984	1,175,208
BHP Group Ltd.	1,322,168	36,723,145
BlueScope Steel Ltd.	115,582	1,678,385
Brambles Ltd.	364,355	3,714,481
Cochlear Ltd.	16,287	3,680,142
Coles Group Ltd.	349,401	4,140,986
Commonwealth Bank of Australia	437,167	39,393,190
Computershare Ltd.	149,537	2,697,053
Dexus, REIT	281,622	1,298,434
Endeavour Group Ltd.	355,471	1,278,514
Fortescue Ltd.	413,972	5,150,986
Glencore plc	2,582,979	14,332,541
Goodman Group, REIT	452,193	10,439,376
GPT Group (The), REIT	501,090	1,526,331
Insurance Australia Group Ltd.	623,411	3,016,004
Lottery Corp. Ltd. (The)	582,813	1,899,134
Macquarie Group Ltd.	100,893	13,885,470
Medibank Pvt Ltd.	721,130	1,877,350
Mineral Resources Ltd.	44,875	1,604,855
Mirvac Group, REIT	1,033,210	1,454,768
National Australia Bank Ltd.	807,788	20,402,034
Northern Star Resources Ltd.	300,924	2,792,916
Orica Ltd.	126,210	1,485,099
Origin Energy Ltd.	451,097	3,095,191
Pilbara Minerals Ltd.	702,406	1,357,655
Qantas Airways Ltd. *	221,248	937,310
QBE Insurance Group Ltd.	390,021	4,603,048
Ramsay Health Care Ltd.	47,822	1,456,354
REA Group Ltd.	13,346	1,794,366
Reece Ltd.	90,653	1,642,763
Rio Tinto Ltd.	96,904	7,446,308
Rio Tinto plc	269,154	17,503,871
Santos Ltd.	803,798	4,190,124
Scentre Group, REIT	1,359,066	3,099,253
SEEK Ltd.	84,975	1,230,573
Seven Group Holdings Ltd.	48,072	1,233,381
Sonic Healthcare Ltd.	121,408	2,200,299
South32 Ltd.	1,185,966	2,378,687
Stockland, REIT	624,445	1,886,082
Suncorp Group Ltd.	331,623	3,858,476
Telstra Group Ltd.	1,058,898	2,736,475
TPG Telecom Ltd.	110,302	343,254

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Transurban Group	806,253	6,880,399
Treasury Wine Estates Ltd.	211,848	1,712,690
Vicinity Ltd., REIT	948,812	1,315,623
Washington H Soul Pattinson & Co. Ltd.	63,903	1,487,368
Wesfarmers Ltd.	296,256	14,297,979
Westpac Banking Corp.	905,648	17,698,901
WiseTech Global Ltd.	45,213	2,833,099
Woodside Energy Group Ltd.	495,705	8,989,520
Woolworths Group Ltd.	302,965	6,835,854
Worley Ltd.	96,281	955,005
		328,678,286
Austria — 0.3%
ANDRITZ AG	17,734	1,136,045
BAWAG Group AG (a)	20,504	1,497,407
Erste Group Bank AG	80,121	4,167,596
EVN AG	9,213	301,133
Mondi plc	115,579	2,259,761
OMV AG	37,334	1,562,060
Raiffeisen Bank International AG	38,322	747,100
Strabag SE	3,232	135,366
Telekom Austria AG	35,553	329,365
Verbund AG	17,919	1,438,818
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,303	299,639
voestalpine AG	28,378	727,806
		14,602,096
Belgium — 0.8%
Ackermans & van Haaren NV	5,802	1,113,169
Ageas SA	42,206	2,014,968
Anheuser-Busch InBev SA	243,838	14,477,683
Azelis Group NV	30,033	568,941
Colruyt Group NV	11,204	537,424
D'ieteren Group	5,298	1,217,577
Elia Group SA/NV	7,371	765,554
Groupe Bruxelles Lambert NV	21,977	1,640,124
KBC Group NV	69,510	5,376,315
Sofina SA	3,695	873,044
Syensqo SA	19,128	1,691,448
UCB SA	31,394	5,245,759
Umicore SA	49,029	673,369
Warehouses De Pauw CVA, REIT	45,222	1,225,027
		37,420,402
Brazil — 0.0% ^
Yara International ASA	42,563	1,212,465
Chile — 0.1%
Antofagasta plc	85,709	2,231,793

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — 0.4%
Budweiser Brewing Co. APAC Ltd. (a)	440,500	534,876
ESR Group Ltd. (a)	573,000	866,281
Prosus NV	368,083	12,839,951
Wharf Holdings Ltd. (The)	259,000	710,138
Wilmar International Ltd.	472,800	1,127,408
Wuxi Biologics Cayman, Inc. * (a)	936,500	1,369,778
		17,448,432
Denmark — 3.7%
AP Moller - Maersk A/S, Class A	640	1,039,640
AP Moller - Maersk A/S, Class B	958	1,584,857
Carlsberg A/S, Class B	23,734	2,866,046
Coloplast A/S, Class B	37,600	4,888,021
Danske Bank A/S	176,448	5,396,218
Demant A/S *	23,443	898,792
DSV A/S	44,764	8,211,719
Genmab A/S *	16,884	4,769,251
Novo Nordisk A/S, Class B	883,876	117,107,293
Novonesis (Novozymes) B	92,078	5,861,435
Orsted A/S * (a)	49,313	2,939,253
Pandora A/S	21,155	3,316,116
Tryg A/S	82,723	1,811,147
Vestas Wind Systems A/S *	261,929	6,481,969
		167,171,757
Finland — 1.0%
Elisa OYJ	37,583	1,749,919
Fortum OYJ	114,419	1,759,420
Huhtamaki OYJ	22,155	897,708
Kesko OYJ, Class A	23,821	444,822
Kesko OYJ, Class B	70,697	1,278,818
Kone OYJ, Class B	92,583	4,727,714
Metso OYJ	183,920	1,868,727
Neste OYJ	112,028	2,261,042
Nokia OYJ	1,358,253	5,337,805
Nordea Bank Abp	828,605	9,703,133
Orion OYJ, Class A	7,023	321,127
Orion OYJ, Class B	27,967	1,285,452
Sampo OYJ, Class A	122,056	5,350,337
Stora Enso OYJ, Class R	154,576	1,932,373
UPM-Kymmene OYJ	139,226	4,605,044
Wartsila OYJ Abp	126,766	2,619,599
		46,143,040
France — 8.8%
Aeroports de Paris SA	9,338	1,226,886
Air Liquide SA	150,024	27,373,163
Airbus SE	152,875	23,134,075
Amundi SA (a)	16,286	1,188,564

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
AXA SA	460,244	16,159,092
BioMerieux	11,214	1,183,374
BNP Paribas SA	270,426	18,527,902
Bollore SE (b)	183,520	1,142,383
Bouygues SA	53,977	1,863,611
Bureau Veritas SA (b)	82,312	2,575,479
Capgemini SE	42,180	8,373,720
Carrefour SA	143,840	2,145,696
Cie de Saint-Gobain SA	119,751	10,272,931
Cie Generale des Etablissements Michelin SCA	178,816	7,079,125
Credit Agricole SA	319,271	4,845,087
Danone SA	167,562	10,885,683
Dassault Aviation SA	5,147	1,036,267
Dassault Systemes SE	183,310	6,949,057
Edenred SE	65,177	2,713,892
Eiffage SA	19,042	1,895,093
Engie SA	481,709	7,572,546
EssilorLuxottica SA	80,226	18,358,900
Getlink SE	79,212	1,411,547
Hermes International SCA	8,857	19,355,514
Ipsen SA	9,222	1,035,448
Kering SA	18,371	5,642,432
Legrand SA	68,139	7,362,210
L'Oreal SA	63,303	27,375,247
LVMH Moet Hennessy Louis Vuitton SE	67,145	47,361,559
Orange SA	458,970	5,093,315
Pernod Ricard SA	52,132	6,975,638
Publicis Groupe SA	59,312	6,191,964
Safran SA	89,384	19,637,010
Sartorius Stedim Biotech	7,247	1,446,144
Societe Generale SA	186,922	4,848,193
Sodexo SA	21,837	2,068,125
Thales SA	24,261	3,856,371
TotalEnergies SE	564,135	38,060,126
Veolia Environnement SA	162,405	5,101,744
Vinci SA	123,093	14,047,124
Vivendi SE	174,123	1,858,025
		395,230,262
Germany — 7.9%
adidas AG	41,450	10,387,261
Allianz SE (Registered)	102,269	28,805,640
BASF SE	233,006	10,848,100
Bayer AG (Registered)	239,290	7,119,045
Bayerische Motoren Werke AG	75,526	7,004,974
Bayerische Motoren Werke AG (Preference)	15,387	1,319,152
Beiersdorf AG	25,513	3,703,140
Brenntag SE	32,555	2,315,843

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Carl Zeiss Meditec AG	9,578	655,275
Commerzbank AG	244,334	3,983,249
Continental AG	28,284	1,733,918
Covestro AG * (a)	47,498	2,796,153
Daimler Truck Holding AG	126,147	4,870,407
Deutsche Bank AG (Registered)	491,257	7,646,651
Deutsche Boerse AG	47,960	9,820,699
Deutsche Lufthansa AG (Registered)	156,671	981,824
Deutsche Post AG	256,004	11,419,197
Deutsche Telekom AG (Registered)	902,269	23,601,095
Dr Ing hc F Porsche AG (Preference) (a)	28,852	2,172,576
E.ON SE	577,894	8,103,882
Evonik Industries AG	52,593	1,065,098
Fresenius SE & Co. KGaA *	107,672	3,857,973
Hannover Rueck SE	15,689	3,895,431
Heidelberg Materials AG	34,091	3,551,574
Henkel AG & Co. KGaA	25,210	1,953,344
Henkel AG & Co. KGaA (Preference)	42,495	3,635,100
Infineon Technologies AG	330,154	11,468,944
Mercedes-Benz Group AG	208,925	13,810,879
Merck KGaA	33,749	6,030,014
MTU Aero Engines AG	13,624	3,857,823
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	35,127	17,300,921
Rheinmetall AG	11,332	6,172,049
RWE AG	176,522	6,587,961
SAP SE	278,816	58,947,367
Sartorius AG (Preference)	6,432	1,824,257
Siemens AG (Registered)	184,876	33,850,261
Siemens Energy AG *	134,408	3,903,013
Siemens Healthineers AG (a)	70,420	3,774,451
Symrise AG	32,767	4,129,670
Talanx AG	15,759	1,197,234
Volkswagen AG (Preference)	52,498	5,858,938
Vonovia SE	212,681	6,520,844
		352,481,227
Hong Kong — 1.6%
AIA Group Ltd.	2,934,000	19,625,118
CK Asset Holdings Ltd.	494,000	1,887,609
CK Infrastructure Holdings Ltd.	162,000	1,080,499
CLP Holdings Ltd.	472,500	4,055,289
Hang Lung Properties Ltd.	445,000	326,316
Hang Seng Bank Ltd.	189,300	2,318,135
Henderson Land Development Co. Ltd.	350,000	983,088
HKT Trust & HKT Ltd.	921,000	1,115,481
Hong Kong & China Gas Co. Ltd.	2,864,100	2,333,877
Hong Kong Exchanges & Clearing Ltd.	310,300	9,152,933
Jardine Matheson Holdings Ltd.	43,800	1,543,029

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Link, REIT	670,200	2,827,589
MTR Corp. Ltd.	410,500	1,328,007
Power Assets Holdings Ltd.	358,000	2,281,703
Prudential plc	696,508	6,285,561
Sino Land Co. Ltd.	874,000	904,029
Sun Hung Kai Properties Ltd.	496,500	4,298,957
Swire Pacific Ltd., Class A	111,000	957,572
Swire Pacific Ltd., Class B	205,000	265,694
Swire Properties Ltd.	277,000	437,474
Techtronic Industries Co. Ltd.	381,500	4,885,754
WH Group Ltd. (a)	2,041,424	1,327,016
Wharf Real Estate Investment Co. Ltd.	403,000	990,743
		71,211,473
Ireland — 0.2%
Kerry Group plc, Class A	40,042	3,743,759
Kingspan Group plc	40,599	3,798,616
		7,542,375
Israel — 0.5%
Azrieli Group Ltd.	9,559	586,706
Bank Hapoalim BM	333,001	3,055,732
Bank Leumi Le-Israel BM	398,762	3,436,328
Elbit Systems Ltd.	5,991	1,072,301
ICL Group Ltd.	189,078	791,495
Israel Discount Bank Ltd., Class A	323,900	1,653,515
Mizrahi Tefahot Bank Ltd.	39,492	1,425,119
Nice Ltd. *	16,581	2,992,691
Teva Pharmaceutical Industries Ltd. *	295,410	5,078,375
		20,092,262
Italy — 2.6%
A2A SpA	406,893	861,828
Amplifon SpA	34,079	1,082,363
Banca Mediolanum SpA	54,344	641,602
Banco BPM SpA	342,567	2,371,823
Buzzi SpA	21,762	853,159
Coca-Cola HBC AG	53,472	1,951,189
Davide Campari-Milano NV	149,072	1,344,402
DiaSorin SpA	5,655	616,796
Enel SpA	2,026,241	14,465,693
Eni SpA	550,620	8,809,810
Ferrari NV	31,725	13,057,143
FinecoBank Banca Fineco SpA	159,855	2,713,735
Generali	262,523	6,794,889
Hera SpA	236,109	863,922
Infrastrutture Wireless Italiane SpA (a)	91,317	1,016,105
Intesa Sanpaolo SpA	4,200,400	17,057,127
Leonardo SpA	104,848	2,498,045

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Mediobanca Banca di Credito Finanziario SpA	153,208	2,487,062
Moncler SpA	55,927	3,334,707
Nexi SpA * (a)	162,988	1,000,368
Pirelli & C SpA (a)	71,523	447,755
Poste Italiane SpA (a)	120,070	1,625,454
Prysmian SpA	71,180	4,893,238
Recordati Industria Chimica e Farmaceutica SpA	25,446	1,385,362
Snam SpA	561,861	2,684,924
Telecom Italia SpA * (b)	2,639,003	646,853
Telecom Italia SpA *	1,561,464	422,643
Terna - Rete Elettrica Nazionale	368,154	3,065,714
UniCredit SpA	436,543	17,930,874
		116,924,585
Japan — 24.8%
ABC-Mart, Inc.	26,900	530,246
Acom Co. Ltd.	116,200	334,598
Advantest Corp.	185,200	8,197,208
Aeon Co. Ltd.	222,400	5,074,411
AGC, Inc.	54,100	1,936,227
Aisin Corp.	43,700	1,474,262
Ajinomoto Co., Inc.	124,000	5,106,974
ANA Holdings, Inc.	40,200	768,935
Asahi Group Holdings Ltd.	133,300	4,907,200
Asahi Intecc Co. Ltd.	62,600	992,381
Asahi Kasei Corp.	363,300	2,619,852
Asics Corp.	188,000	3,068,224
Astellas Pharma, Inc.	469,700	5,447,561
Bandai Namco Holdings, Inc.	170,400	3,621,131
Bridgestone Corp.	152,700	6,226,135
Brother Industries Ltd.	67,400	1,382,803
Canon, Inc.	257,900	8,072,709
Capcom Co. Ltd.	84,400	1,803,116
Central Japan Railway Co.	256,900	6,056,918
Chiba Bank Ltd. (The)	186,600	1,747,971
Chubu Electric Power Co., Inc.	197,000	2,483,878
Chugai Pharmaceutical Co. Ltd.	173,000	7,550,154
Concordia Financial Group Ltd.	306,500	1,931,721
Dai Nippon Printing Co. Ltd.	60,700	1,996,921
Daifuku Co. Ltd.	95,000	1,719,337
Dai-ichi Life Holdings, Inc.	247,500	7,546,352
Daiichi Sankyo Co. Ltd.	501,600	20,429,010
Daikin Industries Ltd.	76,200	11,049,509
Daito Trust Construction Co. Ltd.	16,100	1,936,189
Daiwa House Industry Co. Ltd.	165,600	4,689,524
Daiwa Securities Group, Inc.	366,000	3,021,733
Denso Corp.	561,600	9,209,686
Dentsu Group, Inc.	61,000	1,613,037

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Disco Corp.	23,800	7,958,645
East Japan Railway Co.	285,400	5,437,842
Eisai Co. Ltd.	71,200	2,715,280
ENEOS Holdings, Inc.	770,200	4,035,495
FANUC Corp.	235,300	6,975,886
Fast Retailing Co. Ltd.	45,400	12,514,460
Fuji Electric Co. Ltd.	35,800	2,013,639
FUJIFILM Holdings Corp.	312,700	7,434,735
Fujitsu Ltd.	442,200	8,030,429
Fukuoka Financial Group, Inc.	48,600	1,363,175
GLP J-REIT, REIT	1,216	1,065,318
Hamamatsu Photonics KK	38,200	1,100,121
Hankyu Hanshin Holdings, Inc.	61,100	1,743,424
Hikari Tsushin, Inc.	4,400	823,919
Hitachi Construction Machinery Co. Ltd.	27,800	692,418
Hitachi Ltd.	1,211,000	26,165,693
Honda Motor Co. Ltd.	1,258,900	13,450,814
Hoshizaki Corp.	30,800	970,009
Hoya Corp.	91,500	11,465,024
Hulic Co. Ltd.	143,900	1,404,623
Ibiden Co. Ltd.	35,100	1,360,553
Idemitsu Kosan Co. Ltd.	267,000	1,758,548
Inpex Corp.	243,200	3,755,372
Isuzu Motors Ltd.	155,700	2,106,174
ITOCHU Corp.	356,200	18,267,168
Japan Airlines Co. Ltd.	37,700	610,849
Japan Exchange Group, Inc.	137,000	3,216,544
Japan Metropolitan Fund Invest, REIT (b)	1,831	1,143,273
Japan Post Bank Co. Ltd.	364,900	3,797,212
Japan Post Holdings Co. Ltd.	533,000	5,644,719
Japan Post Insurance Co. Ltd.	49,200	1,012,908
Japan Real Estate Investment Corp., REIT	363	1,259,069
Japan Tobacco, Inc.	289,500	8,518,590
JFE Holdings, Inc.	164,700	2,412,586
Kajima Corp.	121,300	2,343,943
Kansai Electric Power Co., Inc. (The)	199,700	3,418,024
Kao Corp.	120,600	5,281,036
Kawasaki Heavy Industries Ltd.	42,100	1,544,718
Kawasaki Kisen Kaisha Ltd.	114,700	1,762,384
KDDI Corp.	393,600	11,843,430
Keisei Electric Railway Co. Ltd.	39,100	1,169,445
Keyence Corp.	48,900	21,382,033
Kikkoman Corp.	230,400	2,883,214
Kintetsu Group Holdings Co. Ltd.	48,900	1,132,533
Kirin Holdings Co. Ltd.	213,100	3,012,718
Kobe Bussan Co. Ltd.	38,200	1,025,627
Koito Manufacturing Co. Ltd.	61,800	913,794
Komatsu Ltd.	247,700	7,041,510

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Konami Group Corp.	23,600	1,775,655
Kubota Corp.	298,000	4,284,321
Kurita Water Industries Ltd.	29,000	1,237,686
Kyocera Corp.	353,800	4,456,099
Kyoto Financial Group, Inc.	76,100	1,421,351
Kyowa Kirin Co. Ltd.	65,800	1,387,893
Lasertec Corp.	20,900	3,708,355
LY Corp.	701,900	1,756,094
M3, Inc.	117,000	1,092,459
Makita Corp.	65,300	2,152,448
Marubeni Corp.	439,600	8,273,175
MatsukiyoCocokara & Co.	103,900	1,694,391
Mazda Motor Corp.	155,900	1,344,702
McDonald's Holdings Co. Japan Ltd.	23,400	969,442
MEIJI Holdings Co. Ltd.	69,600	1,757,704
MINEBEA MITSUMI, Inc.	98,800	2,376,568
MISUMI Group, Inc.	73,700	1,356,275
Mitsubishi Chemical Group Corp.	372,100	2,197,714
Mitsubishi Corp.	1,069,600	22,089,437
Mitsubishi Electric Corp.	531,600	8,857,401
Mitsubishi Estate Co. Ltd.	331,000	5,641,544
Mitsubishi HC Capital, Inc.	219,200	1,577,017
Mitsubishi Heavy Industries Ltd.	876,900	10,510,597
Mitsubishi Motors Corp.	179,600	511,984
Mitsubishi UFJ Financial Group, Inc.	3,060,900	35,354,475
Mitsui & Co. Ltd.	781,800	18,140,800
Mitsui Chemicals, Inc.	48,900	1,413,798
Mitsui Fudosan Co. Ltd.	731,700	7,580,310
Mitsui OSK Lines Ltd.	95,900	3,046,088
Mizuho Financial Group, Inc.	661,800	15,128,844
MonotaRO Co. Ltd.	65,800	930,169
MS&AD Insurance Group Holdings, Inc.	346,300	8,163,866
Murata Manufacturing Co. Ltd.	489,000	10,879,262
NEC Corp.	66,800	5,781,852
Nexon Co. Ltd.	108,800	2,343,412
NGK Insulators Ltd.	77,500	1,047,414
NIDEC Corp.	133,000	5,850,764
Nintendo Co. Ltd.	276,100	15,256,846
Nippon Building Fund, Inc., REIT	426	1,644,041
Nippon Express Holdings, Inc.	21,000	1,039,099
Nippon Paint Holdings Co. Ltd.	254,200	1,622,680
Nippon Prologis REIT, Inc., REIT	639	1,055,755
Nippon Sanso Holdings Corp.	50,400	1,647,161
Nippon Steel Corp.	239,000	5,189,264
Nippon Telegraph & Telephone Corp.	7,248,600	7,724,930
Nippon Yusen KK	119,200	3,841,090
Nissan Chemical Corp.	33,900	1,093,816
Nissan Motor Co. Ltd.	578,300	1,835,597

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Nissin Foods Holdings Co. Ltd.	62,600	1,861,273
Niterra Co. Ltd.	51,500	1,525,338
Nitori Holdings Co. Ltd.	21,200	2,592,664
Nitto Denko Corp.	36,200	3,143,374
Nomura Holdings, Inc.	766,700	4,727,174
Nomura Real Estate Holdings, Inc.	27,200	760,368
Nomura Real Estate Master Fund, Inc., REIT	1,122	1,100,738
Nomura Research Institute Ltd.	106,000	3,272,402
NTT Data Group Corp.	154,800	2,410,920
Obayashi Corp.	183,300	2,406,606
Obic Co. Ltd.	16,900	2,576,964
Odakyu Electric Railway Co. Ltd.	87,900	889,299
Olympus Corp.	303,600	5,241,379
Omron Corp.	48,800	1,810,181
Ono Pharmaceutical Co. Ltd.	114,000	1,681,766
Oracle Corp.	8,800	718,337
Oriental Land Co. Ltd.	287,500	8,230,989
ORIX Corp.	301,800	7,300,437
Osaka Gas Co. Ltd.	107,000	2,421,855
Otsuka Corp.	64,300	1,425,388
Otsuka Holdings Co. Ltd.	125,300	6,386,329
Pan Pacific International Holdings Corp.	139,500	3,639,447
Panasonic Holdings Corp.	580,200	4,752,526
Rakuten Group, Inc. *	384,900	2,258,085
Recruit Holdings Co. Ltd.	405,000	23,224,033
Renesas Electronics Corp.	384,500	6,622,579
Resona Holdings, Inc.	593,000	4,252,368
Ricoh Co. Ltd.	154,500	1,438,289
Rohm Co. Ltd.	88,700	1,209,357
SBI Holdings, Inc.	78,300	2,035,303
SCREEN Holdings Co. Ltd.	23,700	2,008,333
SCSK Corp.	40,200	791,454
Secom Co. Ltd.	55,000	3,511,901
Seiko Epson Corp.	79,600	1,377,910
Sekisui Chemical Co. Ltd.	101,200	1,526,906
Sekisui House Ltd. (b)	162,600	4,074,162
Seven & i Holdings Co. Ltd.	624,400	7,477,039
SG Holdings Co. Ltd.	110,700	1,125,670
Shimadzu Corp.	76,900	2,268,112
Shimano, Inc.	21,500	3,814,190
Shimizu Corp.	155,200	975,424
Shin-Etsu Chemical Co. Ltd.	520,800	23,139,502
Shionogi & Co. Ltd.	74,000	3,255,192
Shiseido Co. Ltd.	105,000	3,281,401
SMC Corp.	14,200	6,909,231
SoftBank Corp.	731,400	9,540,937
SoftBank Group Corp.	252,200	15,412,554
Sojitz Corp.	55,280	1,307,542

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Sompo Holdings, Inc.	245,100	5,588,750
Sony Group Corp.	308,600	27,409,432
Square Enix Holdings Co. Ltd.	21,400	722,719
Subaru Corp.	156,100	3,001,257
SUMCO Corp.	90,400	1,486,211
Sumitomo Corp.	319,800	7,946,244
Sumitomo Electric Industries Ltd.	205,400	3,107,102
Sumitomo Metal Mining Co. Ltd.	69,400	2,116,290
Sumitomo Mitsui Financial Group, Inc.	344,600	24,884,575
Sumitomo Mitsui Trust Holdings, Inc.	189,200	4,782,379
Sumitomo Realty & Development Co. Ltd.	123,100	4,068,793
Suntory Beverage & Food Ltd.	33,100	1,188,826
Suzuki Motor Corp.	479,000	5,504,756
Sysmex Corp.	155,000	2,537,547
T&D Holdings, Inc.	135,900	2,547,547
Taisei Corp.	45,900	1,949,435
Takeda Pharmaceutical Co. Ltd.	409,300	11,490,806
TDK Corp.	99,000	6,906,470
Terumo Corp.	390,000	6,992,062
TIS, Inc.	62,000	1,328,129
Tobu Railway Co. Ltd.	52,900	929,239
Toho Co. Ltd.	31,000	1,113,280
Tokio Marine Holdings, Inc.	512,600	20,110,909
Tokyo Century Corp.	43,000	458,044
Tokyo Electric Power Co. Holdings, Inc. *	189,600	949,661
Tokyo Electron Ltd.	116,600	24,398,258
Tokyo Gas Co. Ltd.	104,600	2,291,747
Tokyu Corp.	156,500	1,896,058
Tokyu Fudosan Holdings Corp.	155,600	1,123,477
TOPPAN Holdings, Inc.	79,000	2,234,606
Toray Industries, Inc.	418,200	2,174,245
Tosoh Corp.	82,700	1,124,995
TOTO Ltd.	42,000	1,156,479
Toyo Suisan Kaisha Ltd.	26,700	1,792,798
Toyota Industries Corp.	44,900	3,774,748
Toyota Motor Corp.	3,090,900	59,378,535
Toyota Tsusho Corp.	185,500	3,708,705
Trend Micro, Inc.	32,200	1,543,426
Unicharm Corp.	101,700	3,407,013
West Japan Railway Co.	126,400	2,488,442
Yakult Honsha Co. Ltd.	75,600	1,550,211
Yamaha Motor Co. Ltd.	236,600	2,203,216
Yamato Holdings Co. Ltd.	81,800	993,468
Yaskawa Electric Corp.	66,900	2,328,375
Yokogawa Electric Corp.	68,800	1,741,483
Zensho Holdings Co. Ltd.	27,500	1,119,354
ZOZO, Inc.	34,900	1,021,695
		1,107,851,506

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	40,113	980,757
Luxembourg — 0.2%
ArcelorMittal SA	124,922	2,844,560
CVC Capital Partners plc * (a)	160,819	3,020,575
Eurofins Scientific SE	33,838	2,003,342
		7,868,477
Macau — 0.1%
Galaxy Entertainment Group Ltd.	588,000	2,471,907
Sands China Ltd. *	609,200	1,142,027
		3,613,934
Mexico — 0.0% ^
Fresnillo plc	44,830	339,718
Netherlands — 4.3%
Adyen NV * (a)	7,978	9,759,003
Aegon Ltd.	375,594	2,430,564
Akzo Nobel NV	44,495	2,751,226
Argenx SE *	12,055	6,163,557
Argenx SE *	3,371	1,695,349
ASM International NV	11,493	7,907,430
ASML Holding NV	102,708	95,638,751
EXOR NV	26,028	2,668,195
HAL Trust	9,331	1,152,728
Heineken Holding NV	34,126	2,514,761
Heineken NV	73,391	6,512,773
ING Groep NV	862,182	15,649,422
JDE Peet's NV	31,294	688,177
Koninklijke Ahold Delhaize NV	237,529	7,652,045
Koninklijke KPN NV	1,028,602	4,052,883
Koninklijke Philips NV *	200,658	5,636,420
NN Group NV	71,711	3,598,758
Universal Music Group NV	247,158	5,888,414
Wolters Kluwer NV	61,992	10,378,043
		192,738,499
New Zealand — 0.2%
Auckland International Airport Ltd.	343,454	1,528,962
Contact Energy Ltd.	206,189	1,043,064
Fisher & Paykel Healthcare Corp. Ltd.	142,657	2,753,972
Mercury NZ Ltd.	175,946	720,434
Meridian Energy Ltd.	322,402	1,247,204
Spark New Zealand Ltd.	476,711	1,225,139
		8,518,775
Norway — 0.6%
Aker ASA, Class A	6,048	354,786
Aker BP ASA	80,328	1,945,080
AutoStore Holdings Ltd. * (a)	232,166	292,628

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
DNB Bank ASA	226,394	4,677,313
Equinor ASA	232,699	6,161,915
Gjensidige Forsikring ASA	43,461	735,263
Kongsberg Gruppen ASA	22,886	2,301,294
Mowi ASA	116,031	1,958,431
Norsk Hydro ASA	342,654	1,900,653
Orkla ASA	195,660	1,651,271
Salmar ASA	19,757	1,136,716
Schibsted ASA, Class A	18,293	525,790
Schibsted ASA, Class B	23,197	630,601
Storebrand ASA	115,467	1,158,938
Telenor ASA	164,962	1,965,525
Var Energi ASA	212,457	676,807
		28,073,011
Poland — 0.4%
Allegro.eu SA * (a)	163,059	1,497,864
Bank Polska Kasa Opieki SA	54,970	2,226,897
Dino Polska SA * (a)	12,526	1,112,383
ING Bank Slaski SA	8,511	648,465
KGHM Polska Miedz SA	35,714	1,227,743
LPP SA	296	1,134,848
ORLEN SA	152,301	2,483,430
Powszechna Kasa Oszczednosci Bank Polski SA	224,528	3,336,809
Powszechny Zaklad Ubezpieczen SA	148,772	1,821,880
Santander Bank Polska SA	8,731	1,150,557
		16,640,876
Portugal — 0.2%
EDP SA	741,780	3,057,224
Galp Energia SGPS SA	114,428	2,406,011
Jeronimo Martins SGPS SA	72,077	1,259,786
		6,723,021
Russia — 0.0% ^
Evraz plc ‡ *	96,418	5,075
Singapore — 1.3%
CapitaLand Ascendas, REIT	987,500	2,016,039
CapitaLand Integrated Commercial Trust, REIT	1,190,537	1,859,664
CapitaLand Investment Ltd.	627,500	1,272,277
City Developments Ltd.	120,300	479,595
DBS Group Holdings Ltd.	546,350	14,971,867
Genting Singapore Ltd.	1,490,600	947,206
Jardine Cycle & Carriage Ltd.	22,700	442,012
Keppel Ltd.	369,500	1,838,953
Mapletree Pan Asia Commercial Trust, REIT	630,600	606,512
Oversea-Chinese Banking Corp. Ltd.	850,400	9,465,509
Singapore Airlines Ltd.	362,550	1,894,654
Singapore Exchange Ltd.	215,100	1,585,912

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
Singapore Technologies Engineering Ltd.	408,600	1,352,784
Singapore Telecommunications Ltd.	2,041,800	4,714,869
STMicroelectronics NV	170,275	5,629,779
United Overseas Bank Ltd.	348,900	8,460,366
		57,537,998
South Africa — 0.2%
Anglo American plc	316,502	9,595,175
Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	52,785	2,358,260
Aena SME SA (a)	19,185	3,645,125
Amadeus IT Group SA	113,714	7,489,305
Banco Bilbao Vizcaya Argentaria SA	1,503,100	15,754,317
Banco Santander SA	4,061,933	19,595,377
CaixaBank SA	1,024,398	5,974,536
Cellnex Telecom SA (a)	153,404	5,350,231
EDP Renovaveis SA	65,677	1,021,017
Endesa SA	82,866	1,607,949
Iberdrola SA	1,498,108	19,787,312
Industria de Diseno Textil SA	289,325	14,057,976
Naturgy Energy Group SA	33,006	794,909
Redeia Corp. SA	98,749	1,753,277
Repsol SA	298,672	4,259,938
Telefonica SA	1,230,825	5,574,702
		109,024,231
Sweden — 3.3%
Alfa Laval AB	75,762	3,349,897
Assa Abloy AB, Class B	274,966	8,373,899
Atlas Copco AB, Class A	660,661	11,758,219
Atlas Copco AB, Class B	407,489	6,375,541
Axfood AB	28,076	696,316
Beijer Ref AB (b)	95,814	1,521,492
Boliden AB	71,618	2,190,266
Castellum AB *	110,585	1,385,266
Epiroc AB, Class A	162,515	3,033,405
Epiroc AB, Class B	102,100	1,716,753
EQT AB	182,926	5,923,127
Essity AB, Class A	5,701	160,236
Essity AB, Class B	158,192	4,447,777
Evolution AB (a)	48,979	4,744,560
Fastighets AB Balder, Class B *	171,008	1,261,071
Getinge AB, Class B	56,909	1,111,311
H & M Hennes & Mauritz AB, Class B (b)	148,067	2,303,544
Hexagon AB, Class B	550,400	5,605,519
Holmen AB, Class B	20,491	805,543
Husqvarna AB, Class B	89,879	606,966
Industrivarden AB, Class A	32,445	1,112,999
Industrivarden AB, Class C	39,960	1,354,530

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Indutrade AB	70,013	2,058,737
Investment AB Latour, Class B	37,954	1,114,575
Investor AB, Class A	148,416	4,195,811
Investor AB, Class B	454,627	12,906,919
L E Lundbergforetagen AB, Class B	19,576	989,636
Lifco AB, Class B	59,159	1,755,041
Nibe Industrier AB, Class B	428,241	1,881,796
Nordnet AB publ	40,833	834,217
Saab AB, Class B	93,612	2,161,598
Sagax AB, Class B	55,998	1,383,397
Sagax AB, Class D	28,513	83,620
Sandvik AB	243,314	4,981,082
Securitas AB, Class B	138,252	1,487,261
Skandinaviska Enskilda Banken AB, Class A	363,966	5,597,615
Skandinaviska Enskilda Banken AB, Class C	5,072	79,840
Skanska AB, Class B	82,766	1,618,222
SKF AB, Class A	3,559	66,161
SKF AB, Class B	94,142	1,750,181
SSAB AB, Class A	62,479	322,341
SSAB AB, Class B	147,612	748,202
Svenska Cellulosa AB SCA, Class A	4,881	66,999
Svenska Cellulosa AB SCA, Class B	146,696	1,994,139
Svenska Handelsbanken AB, Class A	362,014	3,654,123
Svenska Handelsbanken AB, Class B (b)	9,162	113,203
Swedbank AB, Class A	257,835	5,482,592
Swedish Orphan Biovitrum AB *	41,921	1,095,273
Tele2 AB, Class B	144,140	1,484,017
Telefonaktiebolaget LM Ericsson, Class A	14,299	98,098
Telefonaktiebolaget LM Ericsson, Class B	683,715	4,701,129
Telia Co. AB	588,921	1,711,624
Trelleborg AB, Class B	55,096	2,047,510
Volvo AB, Class A	44,147	1,147,668
Volvo AB, Class B	388,988	9,927,270
Volvo Car AB, Class B *	137,678	390,639
		149,768,773
Switzerland — 5.7%
ABB Ltd. (Registered)	415,919	23,086,263
Chocoladefabriken Lindt & Spruengli AG	263	3,296,340
Chocoladefabriken Lindt & Spruengli AG (Registered)	29	3,591,026
Cie Financiere Richemont SA (Registered)	139,288	21,245,790
DSM-Firmenich AG	56,319	7,190,186
EMS-Chemie Holding AG (Registered)	1,786	1,493,518
Galderma Group AG *	14,148	1,113,626
Geberit AG (Registered)	8,760	5,577,196
Givaudan SA (Registered)	2,407	11,808,877
Julius Baer Group Ltd.	51,669	2,827,723
Kuehne + Nagel International AG (Registered)	12,880	3,992,680

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Lonza Group AG (Registered)	18,255	12,156,180
Novartis AG (Registered)	533,111	59,510,033
Partners Group Holding AG	5,619	7,563,421
Sandoz Group AG	102,963	4,465,841
Schindler Holding AG	10,662	2,853,729
Schindler Holding AG (Registered)	5,425	1,424,277
SGS SA (Registered)	39,824	4,354,088
Sika AG (Registered)	41,861	12,709,676
Sonova Holding AG (Registered)	12,744	3,906,495
Straumann Holding AG (Registered)	29,082	3,750,175
Swatch Group AG (The)	7,575	1,560,109
Swatch Group AG (The) (Registered)	13,833	560,894
Swiss Life Holding AG (Registered)	7,227	5,533,819
Swisscom AG (Registered)	6,627	4,056,005
UBS Group AG (Registered)	836,252	25,338,998
Zurich Insurance Group AG	37,518	20,626,282
		255,593,247
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	300	—
United Kingdom — 11.2%
3i Group plc	254,098	10,222,548
Admiral Group plc	58,117	2,059,644
Ashtead Group plc	114,051	8,230,767
Associated British Foods plc	85,783	2,738,645
AstraZeneca plc	404,647	64,286,626
Auto Trader Group plc (a)	226,936	2,377,123
Aviva plc	705,556	4,545,107
B&M European Value Retail SA	237,445	1,429,889
BAE Systems plc	788,280	13,147,023
Barclays plc	3,935,409	11,768,079
Barratt Developments plc	255,178	1,726,762
Berkeley Group Holdings plc	27,769	1,812,827
British American Tobacco plc	523,147	18,561,796
BT Group plc	1,650,819	2,993,766
Bunzl plc	84,966	3,560,023
Burberry Group plc	90,792	908,630
Centrica plc	1,390,367	2,370,543
CK Hutchison Holdings Ltd.	700,500	3,659,489
Coca-Cola Europacific Partners plc	53,442	3,942,417
Compass Group plc	446,127	13,738,489
ConvaTec Group plc (a)	426,159	1,284,008
Croda International plc	33,865	1,760,783
DCC plc	25,855	1,781,279
Diageo plc	580,472	18,061,377
DS Smith plc	359,606	2,102,276
Entain plc	167,248	1,229,042
Flutter Entertainment plc *	41,553	8,219,424

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Halma plc	99,404	3,402,457
Hargreaves Lansdown plc	92,516	1,314,291
Hiscox Ltd.	90,891	1,484,319
Howden Joinery Group plc	138,079	1,669,401
HSBC Holdings plc	4,915,780	44,704,607
Imperial Brands plc	225,293	6,209,491
Informa plc	343,114	3,834,362
InterContinental Hotels Group plc	41,304	4,161,199
Intermediate Capital Group plc	76,030	2,146,079
International Consolidated Airlines Group SA *	957,328	2,045,426
Intertek Group plc	42,264	2,744,538
J Sainsbury plc	425,355	1,508,393
JD Sports Fashion plc	655,507	1,109,016
Kingfisher plc	485,724	1,726,813
Land Securities Group plc, REIT	183,752	1,502,615
Legal & General Group plc	1,557,740	4,646,156
Lloyds Banking Group plc	16,045,261	12,257,779
London Stock Exchange Group plc	110,914	13,501,088
M&G plc	593,562	1,620,808
Melrose Industries plc	318,345	2,410,608
National Grid plc	1,243,718	15,780,517
NatWest Group plc	1,550,523	7,356,438
Next plc	30,535	3,568,923
Pearson plc	177,636	2,410,162
Persimmon plc	83,631	1,705,426
Phoenix Group Holdings plc	196,158	1,381,560
Reckitt Benckiser Group plc	183,992	9,897,601
RELX plc	488,240	23,043,714
Rentokil Initial plc	632,217	3,860,416
Rightmove plc	207,437	1,541,227
Rolls-Royce Holdings plc *	2,197,344	12,723,068
Sage Group plc (The)	253,363	3,541,651
Schroders plc	240,733	1,216,539
Segro plc, REIT	319,673	3,762,747
Severn Trent plc	69,153	2,286,176
Smith & Nephew plc	228,470	3,292,899
Smiths Group plc	90,993	2,090,034
Spirax Group plc	19,303	2,253,567
SSE plc	285,293	6,904,605
Standard Chartered plc	554,207	5,474,614
Taylor Wimpey plc	924,951	1,896,312
Tesco plc	1,762,977	7,518,168
Unilever plc	652,786	40,116,774
United Utilities Group plc	172,865	2,297,313
Vodafone Group plc	5,464,388	5,113,302
Weir Group plc (The)	65,879	1,719,759
Whitbread plc	44,428	1,664,717

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Wise plc, Class A *	181,668	1,672,724
WPP plc	281,445	2,714,842
		501,323,623
United States — 9.0%
Alcon, Inc.	128,397	12,157,219
BP plc	4,384,058	25,914,659
CSL Ltd.	126,121	25,597,920
Experian plc	239,860	11,316,595
Ferrovial SE	127,223	5,059,123
GSK plc	1,059,472	20,573,660
Haleon plc	1,745,200	7,827,925
Holcim AG	125,229	11,702,701
James Hardie Industries plc, CHDI *	114,300	4,106,073
Nestle SA (Registered)	683,665	69,250,242
QIAGEN NV *	57,835	2,573,308
Roche Holding AG	180,653	58,488,145
Roche Holding AG	7,608	2,675,826
Sanofi SA	295,234	30,436,421
Schneider Electric SE	145,757	35,132,576
Shell plc	1,658,483	60,474,732
Stellantis NV	552,748	9,211,035
Swiss Re AG	72,880	8,984,895
Tenaris SA	118,212	1,875,650
		403,358,705
Total Common Stocks (Cost $3,736,788,856)		4,437,945,856
Short-Term Investments — 0.7%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)(Cost $23,015,145)	23,015,145	23,015,145
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (c) (d)	8,252,301	8,253,126
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	1,170,460	1,170,460
Total Investment of Cash Collateral from Securities Loaned (Cost $9,423,361)		9,423,586
Total Short-Term Investments (Cost $32,438,506)		32,438,731
Total Investments — 99.9% (Cost $3,769,227,362)		4,470,384,587
Other Assets Less Liabilities — 0.1%		2,287,842
NET ASSETS — 100.0%		4,472,672,429

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $9,062,057.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	11.2%
Pharmaceuticals	10.0
Insurance	5.2
Oil, Gas & Consumable Fuels	4.0
Semiconductors & Semiconductor Equipment	3.9
Automobiles	3.2
Chemicals	3.0
Machinery	3.0
Capital Markets	3.0
Metals & Mining	2.7
Textiles, Apparel & Luxury Goods	2.6
Food Products	2.6
Trading Companies & Distributors	2.3
Electrical Equipment	2.2
Aerospace & Defense	2.1
Health Care Equipment & Supplies	2.1
Personal Care Products	2.0
Professional Services	1.8
Software	1.7
Electric Utilities	1.7
Diversified Telecommunication Services	1.7
Industrial Conglomerates	1.7
Beverages	1.6
Hotels, Restaurants & Leisure	1.5
Electronic Equipment, Instruments & Components	1.4
Financial Services	1.2
Real Estate Management & Development	1.2
Consumer Staples Distribution & Retail	1.2
Household Durables	1.0
Building Products	1.0
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	14.5
Short-Term Investments	0.7
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	273	09/20/2024	USD	32,620,770	765,075

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$328,678,286	$—	$328,678,286
Austria	464,731	14,137,365	—	14,602,096
Belgium	—	37,420,402	—	37,420,402
Brazil	—	1,212,465	—	1,212,465
Chile	—	2,231,793	—	2,231,793
China	—	17,448,432	—	17,448,432
Denmark	—	167,171,757	—	167,171,757
Finland	1,606,579	44,536,461	—	46,143,040
France	—	395,230,262	—	395,230,262
Germany	—	352,481,227	—	352,481,227
Hong Kong	—	71,211,473	—	71,211,473
Ireland	—	7,542,375	—	7,542,375
Israel	—	20,092,262	—	20,092,262
Italy	422,643	116,501,942	—	116,924,585
Japan	—	1,107,851,506	—	1,107,851,506
Jordan	—	980,757	—	980,757
Luxembourg	3,020,575	4,847,902	—	7,868,477
Macau	—	3,613,934	—	3,613,934
Mexico	—	339,718	—	339,718
Netherlands	1,695,349	191,043,150	—	192,738,499
New Zealand	4,539,664	3,979,111	—	8,518,775
Norway	3,121,916	24,951,095	—	28,073,011
Poland	1,760,848	14,880,028	—	16,640,876
Portugal	1,259,786	5,463,235	—	6,723,021
Russia	—	—	5,075	5,075
Singapore	—	57,537,998	—	57,537,998
South Africa	—	9,595,175	—	9,595,175
Spain	—	109,024,231	—	109,024,231
Sweden	2,018,824	147,749,949	—	149,768,773
Switzerland	1,113,626	254,479,621	—	255,593,247
United Arab Emirates	—	—	—(a )	—(a )
United Kingdom	3,942,417	497,381,206	—	501,323,623
United States	—	403,358,705	—	403,358,705
Total Common Stocks	24,966,958	4,412,973,823	5,075	4,437,945,856
Short-Term Investments
Investment Companies	23,015,145	—	—	23,015,145
Investment of Cash Collateral from Securities Loaned	9,423,586	—	—	9,423,586
Total Short-Term Investments	32,438,731	—	—	32,438,731
Total Investments in Securities	$57,405,689	$4,412,973,823	$5,075	$4,470,384,587

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$765,075	$—	$—	$765,075

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	$11,011,226	$231,000,001	$233,750,000	$(8,326)	$225	$8,253,126	8,252,301	$1,162,569	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	2,270,425	99,618,535	100,718,500	—	—	1,170,460	1,170,460	178,234	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	26,299,048	167,459,722	170,743,625	—	—	23,015,145	23,015,145	972,390	—
Total	$39,580,699	$498,078,258	$505,212,125	$(8,326)	$225	$32,438,731		$2,313,193	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.